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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2017

Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 102.1%	Shares	Value
Consumer Discretionary - 18.4%
Distributors - 0.7%
LKQ Corp. (a)	100,000	$3,546,000

Diversified Consumer Services - 1.1%
Weight Watchers International, Inc. (a)	600,000	6,192,000

Hotels, Restaurants & Leisure - 1.6%
Panera Bread Co. - Class A (a)	45,000	8,762,400

Household Durables - 2.1%
Garmin Ltd.	50,000	2,405,500
iRobot Corp. (a)	50,000	2,199,000
Tupperware Brands Corp.	100,000	6,537,000
		11,141,500
Leisure Products - 1.7%
Mattel, Inc.	300,000	9,084,000

Media - 1.8%
Comcast Corp. - Class A	100,000	6,634,000
Scripps Networks Interactive, Inc. - Class A	50,000	3,174,500
		9,808,500
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	100,000	7,893,000

Specialty Retail - 5.1%
Express, Inc. (a)	300,000	3,537,000
Five Below, Inc. (a)	150,000	6,043,500
Ross Stores, Inc.	100,000	6,430,000
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	25,000	5,949,500
Urban Outfitters, Inc. (a)	150,000	5,178,000
		27,138,000
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	200,000	7,312,000
lululemon athletica, Inc. (a)	125,000	7,622,500
		14,934,500
Consumer Staples - 6.8%
Beverages - 1.0%
PepsiCo, Inc.	50,000	5,438,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.1% (continued)	Shares	Value
Consumer Staples - 6.8% (continued)
Food & Staples Retailing - 3.3%
Sprouts Farmers Market, Inc. (a)	200,000	$4,130,000
United Natural Foods, Inc. (a)	150,000	6,006,000
Wal-Mart Stores, Inc.	100,000	7,212,000
		17,348,000
Food Products - 2.3%
Pilgrim's Pride Corp.	250,000	5,280,000
Sanderson Farms, Inc.	75,000	7,224,750
		12,504,750
Household Products - 0.2%
Church & Dwight Co., Inc.	25,000	1,198,000

Energy - 1.3%
Energy Equipment & Services - 1.3%
RPC, Inc. (a)	400,000	6,720,000

Financials - 5.3%
Banks - 1.4%
First Republic Bank	100,000	7,711,000

Insurance - 3.9%
Aflac, Inc.	125,000	8,983,750
Progressive Corp. (The)	100,000	3,150,000
Travelers Cos., Inc. (The)	75,000	8,591,250
		20,725,000
Health Care - 14.4%
Biotechnology - 1.2%
Five Prime Therapeutics, Inc. (a)	125,000	6,561,250

Health Care Equipment & Supplies - 7.6%
Baxter International, Inc.	200,000	9,520,000
Danaher Corp.	30,000	2,351,700
Edwards Lifesciences Corp. (a)	50,000	6,028,000
Masimo Corp. (a)	200,000	11,898,000
Medtronic plc	125,000	10,800,000
		40,597,700
Health Care Providers & Services - 4.2%
Centene Corp. (a)	100,000	6,696,000
Laboratory Corp. of America Holdings (a)	25,000	3,437,000
Quest Diagnostics, Inc.	75,000	6,347,250

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.1% (continued)	Shares	Value
Health Care - 14.4% (continued)
Health Care Providers & Services - 4.2% (continued)
WellCare Health Plans, Inc. (a)	50,000	$5,854,500
		22,334,750
Pharmaceuticals - 1.4%
Depomed, Inc. (a)	100,000	2,499,000
GlaxoSmithKline plc - ADR	50,000	2,156,500
Johnson & Johnson	25,000	2,953,250
		7,608,750
Industrials - 11.9%
Aerospace & Defense - 1.3%
BWX Technologies, Inc.	175,000	6,714,750

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	100,000	5,152,000

Airlines - 1.0%
Ryanair Holdings plc - ADR	75,000	5,627,250

Building Products - 0.9%
Universal Forest Products, Inc.	50,000	4,924,500

Commercial Services & Supplies - 2.1%
Cintas Corp.	25,000	2,815,000
Copart, Inc. (a)	100,000	5,356,000
Herman Miller, Inc.	100,000	2,860,000
		11,031,000
Construction & Engineering - 2.2%
MasTec, Inc. (a)	400,000	11,896,000

Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	150,000	5,445,000

Industrial Conglomerates - 0.4%
Siemens AG - ADR	20,000	2,346,400

Machinery - 0.7%
Graco, Inc.	50,000	3,700,000

Professional Services - 0.4%
Verisk Analytics, Inc. (a)	25,000	2,032,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.1% (continued)	Shares	Value
Industrials - 11.9% (continued)
Trading Companies & Distributors - 0.9%
Fastenal Co.	75,000	$3,133,500
MSC Industrial Direct Co., Inc. - Class A	25,000	1,835,250
		4,968,750
Information Technology - 36.4%
Communications Equipment - 2.3%
ADTRAN, Inc.	100,000	1,914,000
Cisco Systems, Inc.	250,000	7,930,000
Ubiquiti Networks, Inc. (a)	50,000	2,675,000
		12,519,000
Electronic Equipment, Instruments & Components - 10.5%
Arrow Electronics, Inc. (a)	100,000	6,397,000
AU Optronics Corp. - ADR	100,000	365,000
Corning, Inc.	350,000	8,277,500
Dolby Laboratories, Inc. - Class A	100,000	5,429,000
II-VI, Inc. (a)	543,000	13,211,190
Methode Electronics, Inc.	100,000	3,497,000
Plexus Corp. (a)	75,000	3,508,500
Sanmina Corp. (a)	250,000	7,117,500
Tech Data Corp. (a)	100,000	8,471,000
		56,273,690
Internet Software & Services - 0.4%
Shutterstock, Inc. (a)	33,000	2,102,100

IT Services - 3.2%
Accenture plc - Class A	25,000	3,054,250
CSG Systems International, Inc.	150,000	6,199,500
Global Payments, Inc.	100,000	7,676,000
		16,929,750
Semiconductors & Semiconductor Equipment - 11.4%
Cirrus Logic, Inc. (a)	225,000	11,958,750
First Solar, Inc. (a)	100,000	3,949,000
Inphi Corp. (a)	50,000	2,175,500
Intel Corp.	350,000	13,212,500
KLA-Tencor Corp.	150,000	10,456,500
Lam Research Corp.	50,000	4,735,500
QUALCOMM, Inc.	125,000	8,562,500
Texas Instruments, Inc.	25,000	1,754,500
Xilinx, Inc.	75,000	4,075,500
		60,880,250

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.1% (continued)	Shares	Value
Information Technology - 36.4% (continued)
Software - 8.6%
CA, Inc.	75,000	$2,481,000
Cadence Design Systems, Inc. (a)	100,000	2,553,000
Citrix Systems, Inc. (a)	125,000	10,652,500
Ebix, Inc.	125,000	7,106,250
Microsoft Corp.	150,000	8,640,000
SAP SE - ADR	125,000	11,426,250
TiVo Solutions, Inc. (a)	150,000	2,922,000
		45,781,000
Materials - 4.8%
Chemicals - 2.0%
Braskem S.A. - Class A - ADR	408,000	6,275,040
Scotts Miracle-Gro Co. (The)	50,000	4,163,500
Terra Nitrogen Co., L.P.	4,000	449,320
		10,887,860
Metals & Mining - 2.8%
Barrick Gold Corp.	400,000	7,088,000
Newmont Mining Corp.	200,000	7,858,000
		14,946,000
Utilities - 2.8%
Electric Utilities - 1.4%
Southern Co. (The)	150,000	7,695,000

Independent Power and Renewable Electricity Producers - 1.4%
Ormat Technologies, Inc.	150,000	7,261,500

Total Common Stocks (Cost $493,458,920)		$546,361,400

PUT OPTION CONTRACTS - 1.9%	Contracts	Value
Nasdaq 100 Index Option, 11/18/2016 at $4,800	100	$792,100
Russell 2000 Index Option, 11/18/2016 at $1,230	1,200	2,890,800
S&P 500 Index Option, 11/18/2016 at $2,160	1,600	6,273,600
Total Put Option Contracts (Cost $11,892,786)		$9,956,500

Total Investments at Value - 104.0% (Cost $505,351,706)		$556,317,900

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 49.2%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund – Institutional Shares, 0.17% (b)	81,797,087	$81,797,087
First American Treasury Obligations Fund – Class Y, 0.00% (b)	181,278,128	181,278,128
Total Money Market Funds (Cost $263,075,215)		$263,075,215

Total Investments and Money Market Funds at Value - 153.2% (Cost $768,426,921)		$819,393,115

Written Call Option Contracts - (52.1%)		(278,813,100)

Liabilities in Excess of Other Assets - (1.1%)		(5,714,884)

Net Assets - 100.0%		$534,865,131

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2016.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2016 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
12/16/2016 at $2,100	100	$27,645,900	$27,123,818
Russell 2000 Index Option,
12/16/2016 at $700	1,200	65,733,600	66,155,616
S&P 500 Index Option,
12/16/2016 at $1,000	1,600	185,433,600	185,597,855
Total Written Call Option Contracts		$278,813,100	$278,877,289

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 10.0%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy, L.P.	1,000	$49,580
ONEOK Partners, L.P.	1,000	39,950
Williams Partners, L.P.	866	32,207
		121,737
Materials - 9.8%
Metals & Mining - 9.8%
Agnico Eagle Mines Ltd.	125,000	6,772,500
AngloGold Ashanti Ltd. - ADR (b)	125,000	1,990,000
Barrick Gold Corp.	575,000	10,189,000
Compañía de Minas Buenaventura S.A. - ADR (b)	50,000	692,000
Goldcorp, Inc.	250,000	4,130,000
Newmont Mining Corp.	250,000	9,822,500
Pan American Silver Corp.	25,000	440,500
Randgold Resources Ltd. - ADR	50,000	5,003,500
Royal Gold, Inc.	15,000	1,161,450
Sibanye Gold Ltd. - ADR	75,000	1,059,750
Silver Wheaton Corp.	15,000	405,450
Stillwater Mining Co. (b)	10,000	133,600
		41,800,250
Utilities - 0.2%
Electric Utilities - 0.1%
American Electric Power Co., Inc.	1,000	64,210
Duke Energy Corp.	333	26,653
Edison International	1,000	72,250
Entergy Corp.	1,000	76,730
Exelon Corp.	1,000	33,290
FirstEnergy Corp.	1,000	33,080
NextEra Energy, Inc.	1,000	122,320
Pinnacle West Capital Corp.	1,000	75,990
PPL Corp.	1,000	34,570
		539,093
Multi-Utilities - 0.1%
Ameren Corp.	1,000	49,180
Dominion Resources, Inc.	1,000	74,270
DTE Energy Co.	1,000	93,670
PG&E Corp.	1,000	61,170
Public Service Enterprise Group, Inc.	1,000	41,870

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 10.0% (continued)	Shares	Value
Utilities - 0.2% (continued)
Multi-Utilities - 0.1% (continued)
SCANA Corp.	1,000	$72,370
		392,530

Total Common Stocks (Cost $42,730,196)		$42,853,610

U.S. TREASURY OBLIGATIONS - 61.8%	Par Value	Value
U.S. Treasury Bills (c) - 46.7%
0.37%, due 12/22/2016	$100,000,000	$99,949,800
0.41%, due 03/30/2017	100,000,000	99,787,400
		199,737,200
U.S. Treasury Inflation-Protected Notes - 3.4%
2.50%, due 01/15/2029	11,209,100	14,245,118

U.S. Treasury Notes - 11.7%
1.625%, due 05/15/2026	50,000,000	50,076,150

Total U.S. Treasury Obligations (Cost $262,049,383)		$264,058,468

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
CurrencyShares British Pound Sterling Trust (b)	25,000	$3,165,000
CurrencyShares Euro Trust (b)	1,000	109,350
CurrencyShares Japanese Yen Trust (b)	1,000	95,210
CurrencyShares Swedish Krona Trust (b)	10,000	1,132,000
CurrencyShares Swiss Franc Trust (b)	15,000	1,478,016
iShares 1-3 Year International Treasury Bond ETF (b)	1,000	83,030
iShares Gold Trust (b)	100,000	1,269,000
iShares International Treasury Bond ETF	1,000	100,410
SPDR Barclays International Treasury Bond ETF (b)	2,000	57,680
SPDR Barclays Short Term International Treasury Bond ETF	1,000	31,810
SPDR Citi International Government Inflation-Protected Bond ETF	1,000	56,940
SPDR Gold Shares (b)	5,000	628,200
United States Natural Gas Fund, L.P. (b)	200,000	1,672,000
United States Oil Fund, L.P. (b)	200,000	2,186,000
Total Exchange-Traded Funds (Cost $11,455,937)		$12,064,646

Total Investments at Value - 74.6% (Cost $316,235,516)		$318,976,724

MONEY MARKET FUNDS - 25.4%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund – Institutional Shares, 0.17% (d)	32,622,770	$32,622,770
First American Treasury Obligations Fund – Class Y, 0.00% (d)	76,096,464	76,096,464
Total Money Market Funds (Cost $108,719,234)		$108,719,234

Total Investments and Money Market Funds at Value - 100.0% (Cost $424,954,750)		$427,695,958

Liabilities in Excess of Other Assets – (0.0%) (a)		(92,253)

Net Assets - 100.0%		$427,603,705

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of September 30, 2016.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 80.9%	Shares	Value
Australia - 4.3%
JB Hi-Fi Ltd. (a)	23,000	$511,973
SEEK Ltd. (a)	45,000	539,520
Sky Network Television Ltd. (a)	145,000	517,029
		1,568,522
Austria - 0.1%
Palfinger AG	1,921	55,693

Belgium - 1.4%
EVS Broadcast Equipment S.A.	12,720	511,372

Canada - 11.2%
Canadian Western Bank Group	25,000	481,249
CGI Group, Inc. - Class A (b)	12,000	571,690
IGM Financial, Inc.	18,000	486,060
Industrial Alliance Insurance and Financial Services, Inc.	11,000	396,077
Power Corp. of Canada	23,000	487,288
Royal Bank of Canada	8,500	526,580
SNC-Lavalin Group, Inc.	11,000	432,137
Western Forest Products, Inc.	225,000	370,514
WestJet Airlines Ltd.	20,000	349,473
		4,101,068
Finland - 2.9%
Nokian Renkaat Oyj (a)	15,000	546,866
Sponda Oyj (a)	100,000	514,451
		1,061,317
France - 3.7%
Capgemini S.A. (a)	4,300	421,560
Edenred	23,000	537,765
Sopra Steria Group (a)	3,500	410,704
		1,370,029
Germany - 6.6%
BayWa AG (a)	15,000	487,895
Infineon Technologies AG (a)	30,000	534,912
SAP SE - ADR	7,000	639,870
Software AG (a)	10,000	423,790
STRATEC Biomedical AG (a)	6,000	346,406
		2,432,873

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 80.9% (continued)	Shares	Value
Japan - 22.7%
Asahi Co. Ltd. (a)	35,000	$435,453
CyberAgent, Inc. (a)	20,000	594,588
Digital Garage, Inc. (a)	32,000	616,522
en-japan, Inc. (a)	19,000	411,863
EPS Holdings, Inc. (a)	45,000	618,171
F.C.C. Co. Ltd. (a)	28,000	602,435
Hikari Tsushin, Inc. (a)	6,500	603,594
Isuzu Motors Ltd. (a)	28,000	329,590
Kanagawa Chuo Kotsu Co. Ltd. (a)	70,000	495,019
Konishi Co. Ltd. (a)	35,000	437,666
K's Holdings Corp. (a)	14,000	231,402
Ryobi Ltd. (a)	100,000	444,756
Sawai Pharmaceutical Co. Ltd. (a)	6,000	427,598
SoftBank Group Corp. (a)	7,500	486,064
Sogo Medical Co. Ltd. (a)	1,900	62,006
Sumitomo Heavy Industries Ltd.	90,000	438,440
Systena Corp. (a)	35,000	671,040
Yahoo Japan Corp. (a)	110,000	438,769
		8,344,976
Norway - 2.8%
Gjensidige Forsikring ASA (a)	30,000	561,023
Statoil ASA (a)	27,000	453,223
		1,014,246
Portugal - 1.6%
Jeronimo Martins SGPS S.A. (a)	35,000	606,569

Spain - 8.7%
Amadeus IT Group S.A. (a)	8,000	399,279
Distribuidora Internacional de Alimentacion S.A.	70,000	433,328
Enagas S.A. (a)	20,000	601,608
Endesa S.A. (a)	30,000	643,152
Gas Natural SDG S.A. (a)	23,000	472,806
Iberdrola S.A. (a)	93,452	635,378
		3,185,551
Sweden - 3.9%
Alfa Laval AB (a)	25,000	391,926
ITAB Shop Concept AB - Class B (a)	9,765	89,727
Modern Times Group MTG AB - Class B (a)	18,000	461,086
Nibe Industrier AB - Class B (a)	55,000	489,657
		1,432,396

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 80.9% (continued)	Shares	Value
Switzerland - 6.9%
Bucher Industries AG (a)	2,000	$500,857
Kudelski S.A. (a)	25,000	466,152
Sonova Holding AG (a)	3,500	496,328
Swiss Re AG (a)	5,500	496,792
Tamedia AG	3,440	566,593
		2,526,722
United Kingdom - 4.1%
GlaxoSmithKline plc (a)	26,000	553,849
John Wood Group plc	45,000	443,061
SuperGroup plc (a)	27,000	525,763
		1,522,673

Total Common Stocks (Cost $26,827,822)		$29,734,007

RIGHTS - 0.0% (c)	Shares	Value
Australia – 0.0% (c)
JB Hi-Fi Ltd. (Cost $4,544)	3,484	$7,387

Total Investments at Value - 80.9% (Cost $26,832,366)		$29,741,394

MONEY MARKET FUNDS - 8.4%	Shares	Value
Northern Institutional Treasury Portfolio, 0.26% (d) (Cost $3,097,046)	3,097,046	$3,097,046

Total Investments and Money Market Funds at Value - 89.3% (Cost $29,929,412)		$32,838,440

Other Assets in Excess of Liabilities - 10.7%		3,928,534

Net Assets - 100.0%		$36,766,974

ADR - American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $22,006,817 at September 30, 2016, representing 59.9% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2016.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
September 30, 2016 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 18.6%
Auto Components	4.5%
Automobiles	0.9%
Media	6.9%
Specialty Retail	6.3%
Consumer Staples - 3.2%
Food & Staples Retailing	3.2%
Energy - 2.4%
Energy Equipment & Services	1.2%
Oil, Gas & Consumable Fuels	1.2%
Financials - 9.4%
Banks	2.8%
Capital Markets	1.3%
Insurance	5.3%
Health Care - 6.6%
Health Care Equipment & Supplies	2.3%
Pharmaceuticals	4.3%
Industrials - 12.8%
Airlines	1.0%
Building Products	1.3%
Commercial Services & Supplies	1.7%
Construction & Engineering	1.2%
Machinery	4.8%
Professional Services	1.5%
Trading Companies & Distributors	1.3%
Information Technology - 16.6%
Communications Equipment	1.4%
Electronic Equipment, Instruments & Components	1.3%
Internet Software & Services	1.2%
IT Services	6.6%
Semiconductors & Semiconductor Equipment	1.4%
Software	4.7%
Materials - 2.2%
Chemicals	1.2%
Paper & Forest Products	1.0%
Real Estate - 1.4%
Real Estate Management & Development	1.4%
Telecommunication Services - 1.3%
Wireless Telecommunication Services	1.3%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY (continued)

Sector/Industry	% of Net Assets
Utilities - 6.4%
Electric Utilities	3.5%
Gas Utilities	2.9%
80.9%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
Mini MSCI EAFE Index Future	12/16/2016	340	$29,007,100	$352,000

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Consumer Discretionary - 25.2%
Auto Components - 1.6%
Gentex Corp.	6,500	$114,140

Automobiles - 2.1%
Winnebago Industries, Inc.	6,200	146,134

Diversified Consumer Services - 0.8%
Capella Education Co.	1,000	58,040

Household Durables - 2.1%
Garmin Ltd.	3,000	144,330

Media - 7.2%
John Wiley & Sons, Inc. - Class A	2,100	108,381
Scripps Networks Interactive, Inc. - Class A	2,000	126,980
TEGNA, Inc.	6,500	142,090
Viacom, Inc. - Class B	3,300	125,730
		503,181
Multiline Retail - 1.1%
Dollar General Corp. (a)	1,100	76,989

Specialty Retail - 8.5%
Abercrombie & Fitch Co. - Class A	7,800	123,942
Best Buy Co., Inc.	3,000	114,540
GameStop Corp. - Class A	4,600	126,914
Gap, Inc. (The)	5,800	128,992
Guess?, Inc.	6,500	94,965
		589,353
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	3,400	124,304

Consumer Staples - 8.6%
Beverages - 3.6%
Coca-Cola Co. (The)	2,800	118,496
PepsiCo, Inc.	1,200	130,524
		249,020
Food & Staples Retailing - 3.9%
Wal-Mart Stores, Inc.	2,000	144,240
Whole Foods Market, Inc.	4,500	127,575
		271,815
Food Products - 1.1%
Mead Johnson Nutrition Co.	1,000	79,010

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 95.4% (continued)	Shares	Value
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Exxon Mobil Corp.	900	$78,552
Phillips 66	1,600	128,880
		207,432
Financials - 5.3%
Insurance - 5.3%
Aflac, Inc.	1,650	118,585
Everest Re Group Ltd.	700	132,979
Progressive Corp. (The)	3,800	119,700
		371,264
Health Care - 7.1%
Biotechnology - 2.2%
Amgen, Inc.	900	150,129

Health Care Equipment & Supplies - 2.1%
ResMed, Inc.	2,300	149,017

Health Care Providers & Services - 1.8%
Quest Diagnostics, Inc.	1,500	126,945

Pharmaceuticals - 1.0%
AstraZeneca plc - ADR	2,000	65,720

Industrials - 15.8%
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	1,500	105,690
Expeditors International of Washington, Inc.	1,800	92,736
		198,426
Machinery - 5.3%
Briggs & Stratton Corp.	7,000	130,550
Cummins, Inc.	1,250	160,188
Graco, Inc.	1,100	81,400
		372,138
Professional Services - 1.9%
Robert Half International, Inc.	3,500	132,510

Road & Rail - 1.8%
Landstar System, Inc.	1,800	122,544

Trading Companies & Distributors - 4.0%
Fastenal Co.	2,900	121,162
MSC Industrial Direct Co., Inc. - Class A	2,100	154,161
		275,323

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 95.4% (continued)	Shares	Value
Information Technology - 26.5%
Communications Equipment - 2.0%
Cisco Systems, Inc.	4,400	$139,568

Electronic Equipment, Instruments & Components - 6.8%
AVX Corp.	11,000	151,690
Corning, Inc.	6,000	141,900
FLIR Systems, Inc.	4,000	125,680
MTS Systems Corp.	1,250	57,537
		476,807
IT Services - 3.3%
Infosys Ltd. - ADR	5,000	78,900
International Business Machines Corp.	950	150,908
		229,808
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	1,300	83,785
Intel Corp.	3,500	132,125
Marvell Technology Group Ltd.	5,000	66,350
QUALCOMM, Inc.	2,000	137,000
Xilinx, Inc.	2,100	114,114
		533,374
Software - 4.9%
CA, Inc.	4,000	132,320
Microsoft Corp.	2,600	149,760
Oracle Corp.	1,500	58,920
		341,000
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	1,100	124,355

Materials - 3.9%
Chemicals - 2.1%
BASF SE - ADR	1,700	145,435

Paper & Forest Products - 1.8%
Domtar Corp.	3,500	129,955

Total Common Stocks (Cost $6,443,223)		$6,648,066

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

PUT OPTION CONTRACTS - 0.1%	Contracts	Value
S&P 500 Index Option, 12/16/2016 at $1,300	23	$713
S&P 500 Index Option, 12/16/2016 at $1,970	7	10,402
Total Put Option Contracts (Cost $13,974)		$11,115

Total Investments at Value - 95.5% (Cost $6,457,197)		$6,659,181

MONEY MARKET FUNDS - 34.5%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund – Institutional Shares, 0.17% (b)	720,852	$720,852
First American Treasury Obligations Fund – Class Y, 0.00% (b)	1,681,988	1,681,988
Total Money Market Funds (Cost $2,402,840)		$2,402,840

Total Investments and Money Market Funds at Value - 130.0% (Cost $8,860,037)		$9,062,021

Written Call Option Contracts - (30.4%)		(2,119,554)

Other Assets in Excess of Liabilities - 0.4%		29,089

Net Assets - 100.0%		$6,971,556

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2016.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2016 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/16/2016 at $1,300	23	$1,976,551	$2,013,274
S&P 500 Index Option,
12/16/2016 at $1,970	7	143,003	153,991
Total Written Call Option Contracts		$2,119,554	$2,167,265

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

1. Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded; however, on days when the value of securities traded on a foreign stock exchange may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of net asset values of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s net asset value may differ from quoted or published prices for these same securities. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of September 30, 2016, all options held by Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.

Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•
Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are frequently valued at their fair value as determined by an independent pricing service. The Board of Trustees has authorized Hussman Strategic International Fund to retain an independent pricing service to determine the fair value of its foreign portfolio securities when the value of such securities may be materially affected by events occurring before Hussman Strategic International Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of these procedures will depend on market events and thus cannot be predicted and the procedures may be utilized to a significant extent. Determining the fair value of portfolio securities involves reliance on judgment and a security’s fair value may differ depending on the method used for determining value. There can be no assurance that Hussman Strategic International Fund could purchase or sell a portfolio security at the price of such security used in calculating the Fund’s net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between a fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2016 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$546,361,400	$-	$-	$546,361,400
Put Option Contracts	-	9,956,500	-	9,956,500
Money Market Funds	263,075,215	-	-	263,075,215
Total Investments in Securities and
Money Market Funds	$809,436,615	$9,956,500	$-	$819,393,115

Other Financial Instruments:
Written Call Option Contracts	$-	$(278,813,100)	$-	$(278,813,100)
Total Other Financial Instruments	$-	$(278,813,100)	$-	$(278,813,100)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$42,853,610	$-	$-	$42,853,610
U.S. Treasury Obligations	-	264,058,468	-	264,058,468
Exchange-Traded Funds	12,064,646	-	-	12,064,646
Money Market Funds	108,719,234	-	-	108,719,234
Total Investments in Securities and
Money Market Funds	$163,637,490	$264,058,468	$-	$427,695,958

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$7,727,190	$22,006,817	$-	$29,734,007
Rights	7,387	-	-	7,387
Money Market Funds	3,097,046	-	-	3,097,046
Total Investments in Securities and
Money Market Funds	$10,831,623	$22,006,817	$-	$32,838,440

Other Financial Instruments:
Futures Contracts Sold Short	$352,000	$-	$-	$352,000
Total Other Financial Instruments	$352,000	$-	$-	$352,000

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$6,648,066	$-	$-	$6,648,066
Put Option Contracts	-	11,115	-	11,115
Money Market Funds	2,402,840	-	-	2,402,840
Total Investments in Securities and
Money Market Funds	$9,050,906	$11,115	$-	$9,062,021

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,119,554)	$-	$(2,119,554)
Total Other Financial Instruments	$-	$(2,119,554)	$-	$(2,119,554)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. As of September 30, 2016, the Funds did not have any transfers into and out of any Level.

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions
Security transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax
The following information is based upon the federal income tax cost of investment securities as of September 30, 2016:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Dividend Value Fund
Cost of investments and money market funds	$768,810,751	$427,246,034	$29,929,412	$8,860,037
Gross unrealized appreciation	$66,639,259	$5,778,495	$3,503,757	$464,296
Gross unrealized depreciation	(16,056,895)	(5,328,571)	(594,729)	(262,312)
Net unrealized appreciation	$50,582,364	$449,924	$2,909,028	$201,984
Net unrealized appreciation
written call option contracts	$64,189	$-	$-	$47,711

As of September 30, 2016, the tax cost of written call option contracts for Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund is $278,877,289 and $2,167,265, respectively.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

The difference between the federal income tax cost of portfolio investments and their financial statement cost for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4. Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses. Among these risks are those associated with investments in derivative instruments, investments in shares of money market mutual funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in predicting market changes, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options, futures or other derivative instruments used. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Mutual Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of September 30, 2016, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund had 49.2%, 25.4% and 34.5%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 33.9%, 17.8% and 24.1%, respectively, of the value of their net assets invested in shares of a single money market mutual fund. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Sector Risk – If a Fund has significant investments of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected. As of September 30, 2016, Hussman Strategic Growth Fund had 36.4% of the value of its net assets invested in stocks within the Information Technology sector and Hussman Strategic Dividend Value Fund had 25.2% and 26.5% of the value of its net assets invested in stocks within the Consumer Discretionary and Information Technology sectors, respectively.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 1, 2016

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 1, 2016

*	Print the name and title of each signing officer under his or her signature.